Note 23 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
23.	Commitments and contingencies

(a)  Purchase commitments
Minimum contractual purchase commitments are as follows:

Year ended December 31
2020	$182,684
2021	8,126
2022	1,179
2023	-
2024	-
$191,989

In
December 2019,
the Company entered into an agreement to acquire a controlling interest in four
subsidiaries of Dougherty Financial Group LLC – Dougherty Mortgage LLC, Dougherty & Company LLC, Dougherty Funding LLC and Dougherty Insurance Agency LLC. It’s expected that the acquisition will be accounted for using the acquisition method of accounting for business combinations. The transaction is expected to close within the first
half of
2020.
This commitment is included in the above table.

(b) Contingencies
In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business. Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company. The Company believes resolution of such proceedings, combined with amounts set aside, will not
have a material impact on the Company’s financial condition or the results of operations.